May 30, 2002

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20549

Attention:	Division of Investment Management

Re:	The Asset Program, Inc. Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (Securities Act File No. 33-53887 Investment Company Act file No. 811-7177)

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the “1933 Act”), The Asset Program, Inc. (the “Program”) hereby certifies that:

1.	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14, the most recent amendment to the Program’s Registration Statement on Form N-1A, with the exception of the statement of additional information of Merrill Lynch Mid Cap Value Fund, a series of the Program, for which a filing under Rule 497 (c) was made on May 30, 2002; and

2.	the text of Post-Effective Amendment No. 14 to the Program’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 29, 2002.

Very truly yours,

The Asset Program, Inc.

By: /s/ Susan B. Baker
Susan B. Baker Secretary